NON-WHOLLY-OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 1,652	$ 1,479
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	1,652	1,479	$ 1,768
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Non-controlling interests	889	905
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Non-controlling interests	34	(213)
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 729	$ 787